Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Leases

Note L: Leases

Total lease expense for operating leases was $59,590,000, $45,093,000 and $44,177,000 for the years ended December 31, 2014, 2013 and 2012, respectively. The Corporation’s operating leases generally contain renewal and/or purchase options with varying terms. The Corporation has royalty agreements that generally require royalty payments based on tons produced or total sales dollars and also contain minimum payments. Total royalties, principally for leased properties, were $50,535,000, $41,604,000 and $43,445,000 for the years ended December 31, 2014, 2013 and 2012, respectively. The Corporation also has capital lease obligations for machinery and equipment.

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2014 are as follows:

(add 000)	Capital Leases	Operating Leases & Royalty Commitments
2015	$4,517	$108,622
2016	4,382	75,717
2017	3,823	63,866
2018	2,928	31,029
2019	2,819	20,377
Thereafter	8,477	133,592
Total	26,946	$433,203
Less: imputed interest	(5,085)
Present value of minimum lease payments	21,861
Less: current capital lease obligations	(3,407)
Long-term capital lease obligations	$18,454

Of the total future minimum commitments, $58,255,000 relates to the Corporation’s contracts of affreightment.